Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of company and its subsidiaries and other entities consolidated on a basis other than of ownership
Included in the Consolidated Financial Statements are the following wholly-owned and majority-owned subsidiaries of the Company as well as entities over which the Company held a controlling financial interest as of December 31, 2023 and 2022:

		2023	2022
Business name	Operations Location	Ownership %(1)
Curaleaf International Holdings Limited	Guernsey	68.5%	68.5%
Curaleaf, Inc.	NY	—	100%

(1) Based on % of voting interests held by the Company.
The following table presents the wholly-owned subsidiaries of Curaleaf, Inc. as well as the entities in which Curaleaf, Inc., directly or indirectly, held a controlling financial interest as of December 31, 2023 and 2022:

		2023	2022
Business name	Operations Location	Ownership %(1)
CLF AZ, Inc.	AZ	100%	100%
CLF NY, Inc.	NY	100%	100%
Curaleaf CA, Inc.	CA	100%	100%
Curaleaf KY, Inc.	KY	100%	100%
Curaleaf Massachusetts, Inc.	MA	100%	100%
Curaleaf MD, LLC	MD	100%	100%
Curaleaf OGT, Inc.	OH	100%	100%
Curaleaf PA, LLC	PA	100%	100%
Focused Investment Partners, LLC	MA	100%	100%
CLF Maine, Inc.	ME	100%	100%
PalliaTech CT, Inc.	CT	100%	100%
CLF Oregon, LLC (formerly PalliaTech OR, LLC)	OR	100%	100%
PalliaTech Florida, Inc.	FL	100%	100%
PT Nevada, Inc.	NV	100%	100%
CLF Sapphire Holdings, Inc.	OR	100%	100%
Curaleaf NJ II, Inc.	NJ	100%	100%
Focused Employer, Inc.	MA	100%	100%
GR Companies, Inc.	IL	100%	100%
CLF MD Employer, LLC	MD	100%	100%
Curaleaf Columbia, LLC (formerly HMS Sales, LLC)	MD	100%	100%
MI Health, LLC	MD	100%	100%
Curaleaf Compassionate Care VA, LLC	VA	100%	100%
Curaleaf UT, LLC	UT	100%	100%
Curaleaf Processing, Inc	MA	100%	100%
Virginia's Kitchen, LLC	CO	100%	100%
Cura CO LLC	CO	100%	100%
Curaleaf DH, Inc.	CA	100%	100%
Curaleaf Stamford, Inc.	CT	100%	100%
CLF Holdings Alabama, Inc.	AL	100%	100%
Primary Organic Therapy, Inc (d/b/a Maine Organic Therapy)	ME	100%	—
Windy City Holding Company, LLC*	IL	—	—
Grassroots OpCo AR, LLC*	AR	—	—
Remedy Compassion Center, Inc*	ME	—	—
Broad Horizon Holdings, LLC*	MA	—	—

(1) Based on % of voting interests held by Curaleaf, Inc. with the exception of the entities which Curaleaf, Inc. consolidates as variable interest entities.

* Consolidated by Curaleaf, Inc. as a variable interest entity.

Schedule of estimated useful life of property, plant and equipment	Depreciation is calculated on a straight-line basis over the estimated useful life of the property, plant and equipment to its salvage value as follows:

Estimated useful life
Information technology	3-5 years
Furniture and fixtures	3-7 years
Building and improvements	15-39 years
Leasehold improvements	Shorter of useful life or remaining lease term

Schedule of estimated useful lives of finite lived intangible assets	Intangible assets are amortized on a straight-line basis over the following estimated useful lives:

Estimated useful life
Licenses and service agreements	5-30 years
Trade names	1-20 years
Intellectual property and know-how	5-15 years
Non-compete agreements	1-15 years